LISTING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Listing Expenses [Abstract]
Schedule of net assets contributed by EDNCU
	Note	October 27, 2022
Price Adjustment Shares		212,675
Issuance of shares		149,657
Private Warrants	14	1,681
Public Warrants	14	2,203
PIPE Warrants	14	22
Net Liability of Business Combination		687
Forward Purchase Agreement- Liabilities	16	13,306
		380,231
Total Cash		(7,813)
Forward Purchase Agreement- Assets	16	(42,502)
		(50,315)
Other Listing Expenses		3,410

Total		333,326

Schedule of listing expenses of one-time non-recurring nature
	Quantity	Price	Total Amount

Price Adjustment Shares	27,500	7.73	212,675	2
Premium- SPAC shares	14,800	10.11	149,657	3
Warrants	18,630	0.22	4,104	1

Forward Purchase Agreement- Liabilities	1,605	8.29	13,306	1
Forward Purchase Agreement- Assets			42,502	4